J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan U.S. Dividend ETF

JPMorgan U.S. Minimum Volatility ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

Prospectus and Statement of Additional Information dated November 3, 2017, as supplemented

JPMorgan Event Driven ETF

Prospectus and Statement of Additional Information dated November 27, 2017, as supplemented

JPMorgan Managed Futures Strategy ETF

Prospectus and Statement of Additional Information dated December 4, 2017, as supplemented

JPMorgan Long/Short ETF

Prospectus and Statement of Additional Information dated January 17, 2018, as supplemented

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Europe Currency Hedged ETF

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Currency Hedged ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

JPMorgan Diversified Alternatives ETF

Prospectuses and Statements of Additional Information dated March 1, 2018, as supplemented

JPMorgan BetaBuilders Europe ETF

JPMorgan BetaBuilders Japan ETF

JPMorgan BetaBuilders MSCI US REIT ETF

Prospectuses and Statements of Additional Information dated June 13, 2018, as supplemented

JPMorgan BetaBuilders Canada ETF

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

Prospectuses and Statements of Additional Information dated June 29, 2018, as supplemented

JPMorgan Disciplined High Yield ETF

JPMorgan Global Bond Opportunities ETF

JPMorgan Ultra-Short Income ETF

JPMorgan USD Emerging Markets Sovereign Bond ETF

Prospectuses and Statements of Additional Information dated July 1, 2018, as supplemented

JPMorgan Ultra-Short Municipal ETF

Prospectus and Statement of Additional Information dated October 15, 2018, as supplemented

JPMorgan Municipal ETF

Prospectus and Statement of Additional Information dated October 22, 2018, as supplemented

JPMorgan Corporate Bond Research Enhanced ETF

JPMorgan U.S. Aggregate Bond ETF

Prospectuses and Statements of Additional Information dated December 9, 2018

SUP-ETF-FEE-1218

Supplement dated December 21, 2018

to the Prospectuses and Statements of Additional Information as dated above

Effective January 1, 2019, the fee rates payable by each Fund to J.P. Morgan Investment Management Inc. (“JPMIM”) for administration services will change. To reflect this new administration fee schedule, the following changes are being made to the Funds’ prospectuses and SAIs:

The information in the “The Fund’s Management and Administration — The Fund’s Administrator” or the “The Funds’ Management and Administration — The Funds’ Administrator” section, as applicable, of each prospectus is hereby amended to include the following:

Effective January 1, 2019, JPMIM will receive the following annual fee on behalf of each Fund for administrative services: 0.075% of average daily net assets of each Fund.

Additionally, a corresponding change will also be made to the “Administrator” section in Part II of each Fund’s SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE